Consolidated Statements of Stockholders' Equity (USD $) In Millions, except Share data	Total	Common Stock Class A Common Stock	Common Stock Class B Common Stock	Additional Paid In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Treasury Stock, at cost
Balance, beginning of year at Dec. 31, 2010		$ 0	$ 1	$ 43,443	$ (29,648)	$ (286)	$ (3,689)
Balance, shares, beginning of year at Dec. 31, 2010		44,000,000	757,000,000				120,000,000
Conversion of A shares into B shares, decrease, shares		0
Conversion of A shares into B shares, increase, shares	200,000		0
Issuance of stock for RSU vests, shares			9,000,000
Exercise of stock options, shares			7,000,000
Retirement of treasury stock, shares			(4,000,000)				(4,000,000)
Class B Common Stock purchased, shares							42,000,000
Shares paid for tax withholding for stock-based compensation, shares							4,000,000
Issuance of stock for deferred compensation, shares							0
Conversion of A shares into B shares		0	0
Issuance of stock for RSU vests			0
Exercise of stock options			0	72
Stock-based compensation				135
Tax benefits related to employee stock-based transactions				64
Retirement of Treasury stock			0	(82)			82
Dividends	(237)			(237)
Net earnings (loss)	1,305				1,305
Other comprehensive income (loss)	(153)					(153)
Class B Common Stock purchased, value							(1,019)
Shares paid for tax withholding for stock-based compensation							(82)
Issuance of stock for deferred compensation							2
Balance, end of year at Dec. 31, 2011	9,908	0	1	43,395	(28,343)	(439)	(4,706)
Balance, shares, end of year at Dec. 31, 2011		44,000,000	769,000,000				162,000,000
Conversion of A shares into B shares, decrease, shares		(1,000,000)
Conversion of A shares into B shares, increase, shares	300,000		1,000,000
Issuance of stock for RSU vests, shares			8,000,000
Exercise of stock options, shares			10,000,000
Retirement of treasury stock, shares			(3,000,000)				(3,000,000)
Class B Common Stock purchased, shares							36,000,000
Shares paid for tax withholding for stock-based compensation, shares							3,000,000
Issuance of stock for deferred compensation, shares							0
Conversion of A shares into B shares		0	0
Issuance of stock for RSU vests			0
Exercise of stock options			0	170
Stock-based compensation				147
Tax benefits related to employee stock-based transactions				104
Retirement of Treasury stock			0	(105)			105
Dividends	(287)			(287)
Net earnings (loss)	1,574				1,574
Other comprehensive income (loss)	(130)					(130)
Class B Common Stock purchased, value							(1,170)
Shares paid for tax withholding for stock-based compensation							(105)
Issuance of stock for deferred compensation							2
Balance, end of year at Dec. 31, 2012	10,213	0	1	43,424	(26,769)	(569)	(5,874)
Balance, shares, end of year at Dec. 31, 2012		43,000,000	785,000,000				198,000,000
Conversion of A shares into B shares, decrease, shares		(4,000,000)
Conversion of A shares into B shares, increase, shares	4,000,000		4,000,000
Issuance of stock for RSU vests, shares			7,000,000
Exercise of stock options, shares	7,710,210		8,000,000
Retirement of treasury stock, shares			(3,000,000)				(3,000,000)
Class B Common Stock purchased, shares	45,800,000						46,000,000
Shares paid for tax withholding for stock-based compensation, shares							3,000,000
Issuance of stock for deferred compensation, shares							0
Conversion of A shares into B shares		0	0
Issuance of stock for RSU vests			0
Exercise of stock options			0	144
Stock-based compensation				187
Tax benefits related to employee stock-based transactions				159
Retirement of Treasury stock			0	(145)			145
Dividends	(295)			(295)
Net earnings (loss)	1,879				1,879
Other comprehensive income (loss)	24					24
Class B Common Stock purchased, value	(2,201)						(2,201)
Shares paid for tax withholding for stock-based compensation							(145)
Issuance of stock for deferred compensation							1
Balance, end of year at Dec. 31, 2013	$ 9,966	$ 0	$ 1	$ 43,474	$ (24,890)	$ (545)	$ (8,074)
Balance, shares, end of year at Dec. 31, 2013		39,000,000	801,000,000				244,000,000